MASSACHUSETTS MUNICIPAL CASH TRUST
BayFunds Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1995
Recently, there was a merger of BayBanks, Inc. (the parent company of BayBanks Systems, Inc., which serves as the shareholder servicing agent for BayFunds Shares of Massachusetts Municipal Cash Trust) and a subsidiary of Bank of Boston Corporation. In addition, BayFunds and 1784 Funds have entered into an Agreement and Plan of Reorganization, pursuant to which the assets of the two fund families are being combined and shares of BayFunds will be converted into shares of 1784 Funds.
In connection with such action, BayFunds Shares of Massachusetts Municipal Cash Trust will be renamed 1784 Funds Shares of Massachusetts Municipal Cash Trust, effective November 25, 1996. You will receive a revised and updated Prospecus on or about December 31, 1996. In the interim, please make the following changes to your current prospectus:
       REPLACE THIS:                    WITH THIS:
       BayFunds                       1784 Funds
       BayFunds Shares                1784 Funds Shares
       BayBanks                       BayBanks/Bank of Boston
       1-800-BAYFUND (1-800-229-3863) 1-800-252-1784
       BayBank, N.A.                  The First National Bank of Boston
                                          (Bank of Boston)
    $2,500 minimum initial investment and    $1,000 minimum initial investment
      $500 minimum initial investment          $250 minimum initial investment
        for Automatic Investment Program        for tax shelter retirement plans
      $100 minimum subsequent investment      $250 minimum subsequent investment
                                                 ($50 through Automatic
                                                   Investment Program)
       Mailing Address:               Mailing Address:
          BayFunds                        1784 Funds
        P.O. Box 889                      P.O. Box 8524
          Burlington, MA 01803            Boston, MA 02266-8524
Also, please delete the section entitled `General Information'' on page 1 and replace it with the following:
     `As a shareholder of the 1784 Funds Shares class (the ``Shares'') of the Fund, you have access to all of the portfolios of the 1784 Funds, an open-end management investment company consisting of various portfolios with distinct investment objectives and policies. For additional information about these funds, including a prospectus detailing charges and expenses, call 1-800-252-1784.''
Please delete the first paragraph and five bullet points under the section entitled `By Wire'' on page 10 and replace them with the following:
     `Purchases may also be made by wiring money from your bank account to your Fund account. Call 1-800-252-1784 to receive wiring instructions.''
Please delete the section entitled `Corporate Customers/Capital Markets Customers.''on page 10.
Please delete the first two paragraphs of the section entitled `How to Exchange Shares''on page 11 and replace it with the following:
     `1784 Funds consist of: 1784 U.S. Treasury Money Market Fund, 1784
     Prime Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Government Medium-Term
     Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium Term Income Fund, 1784 Connecticut Tax-Exempt Income
     Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Asset Allocation Fund, 1784 Growth and
     Income Fund, 1784 Growth Fund, and 1784 International Equity Fund. As a shareholder, you have access to all of these funds except the 1784 Institutional U.S. Treasury Money Market Fund (`Participating
     Funds'), which is available only to institutional investors.
     You may redeem Shares and purchase shares of any other Participating
     Funds in which you have an account. The minimum initial investment to establish an account in any other Participating Fund is $1,000. 1784
     Funds does not charge any fees for these transactions.''
Please insert the following as the second sentence under the section entitled "Signature Guarantees" on page 12:
     "At the Fund's discretion, signature guarantees may also be required for other redemptions."
Please delete the first two sentences under the section entitled "By Wire" on page 13 and replace them with the following:
     "You may redeem Shares by wire or by calling 1-800-252-1784.
     Redemption proceeds will be wired directly to the domestic commercial bank and account you previously designated in writing."
Please delete the reference to the "Sub-Transfer Agent" on the address page and replace it with the following:
     "SUB-TRANSFER AGENT
     Boston Financial Data Services, Inc.
     Two Heritage Drive
     Quincy, Massachusetts 02171"
Please delete the references to "Mutual Funds at BayBank" and "BayFunds" on the lower right side of the back cover and replace them with "Mutual Funds at BankBoston" and "1784 Funds," respectively.
                                                               November 25, 1996

    Federated Investors
    Federated Investors Tower
    Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Fund
(but not the 1784 Funds) and is a subsidiary of Federated
Investors.

Cusip 314229832
G00194-03 (11/96)

BS622099


Massachusetts Municipal Cash Trust
BayFunds Shares
(A Portfolio of Federated Municipal Trust)
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1995

Effective November 25, 1996, BayFunds Shares of Massachusetts Municipal Cash Trust will become 1784 Fund Shares of Massachusetts Municipal Cash Trust. Accordingly, please make the following changes to your Statement of Additional Information.

Please delete all references to BayFunds and replace them with 1784 Funds.

Please delete all references to BayFunds Shares and replace them with 1784 Funds Shares.

Please delete all references to BayBanks and replace them with BayBanks/Bank of Boston.

Please delete all references to 1-800-BAYFUND (1-800-229-3863) and replace them with 1-800-252-1784.

Please delete the section entitled `Sub-Transfer Agent'' on page 12 and replace it with the following:

"SUB-TRANSFER AGENT
Boston Financial Data Services, Inc., Quincy, Massachusetts is the sub-tranfer agent for the Shares of the Fund. The Institutional Service Shares class has no sub-transfer agent."

Federated Investors
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Fund
(but not the 1784 Funds) and is a subsidiary of Federated
Investors.

Cusip  314229832
G00194-04 (11/96)